Long-Term Debt and Warrants - Summary of Convertible Notes and Company Warrants and Original Warrants (Details) - USD ($) $ in Thousands	Mar. 31, 2024		Dec. 31, 2023
Debt Instrument [Line Items]
Principal amount	$ 31,750,001		$ 17,819,220
Fair value	$ 28,210,609		$ 63,520,000	[1]
Number of Warrants Outstanding	14,823,917	[2]	9,196,627	[3],[4]
Fair Value	$ 5,781,328	[2]	$ 18,554,494	[1],[3]
JMCM Holdings LLC [Member]
Debt Instrument [Line Items]
Principal amount	9,917,870		9,691,730	[5]
Fair value	$ 8,834,362		$ 34,548,016	[1],[5]
Number of Warrants Outstanding	5,684,354	[2]	5,684,354	[3],[4],[5]
Fair Value	$ 2,216,898	[2]	$ 11,459,489	[1],[3],[5]
SherpaVentures Fund II LP [Member]
Debt Instrument [Line Items]
Principal amount	5,247,131	[6]	5,127,490	[7]
Fair value	$ 4,673,892	[6]	$ 18,277,913	[1],[7]
Number of Warrants Outstanding	2,212,768	[2],[6]	2,212,768	[3],[4],[7]
Fair Value	$ 862,980	[2],[6]	$ 4,469,926	[1],[3],[7]
Chris C. Kemp, Trustee of the Chirs Kemp Living Trust dated February 10, 2021 [Member]
Debt Instrument [Line Items]
Principal amount	2,196,667	[6]	2,000,000	[7]
Fair value	$ 1,955,605	[6]	$ 7,129,381	[1],[7]
Number of Warrants Outstanding	866,337	[2],[6]	866,337	[3],[4],[7]
Fair Value	$ 337,871	[2],[6]	$ 1,750,053	[1],[3],[7]
Adam London [Member]
Debt Instrument [Line Items]
Principal amount	1,173,333	[6]	1,000,000	[7]
Fair value	$ 1,052,939	[6]	$ 3,564,690	[1],[7]
Number of Warrants Outstanding	433,168	[2],[6]	433,168	[3],[4],[7]
Fair Value	$ 168,936	[2],[6]	$ 875,026	[1],[3],[7]

[1]	Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies as well as Note 5 — Fair Value Measurements in these consolidated financial statements.
[2]	Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[3]	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[4]	The initial purchase price of the Convertible Notes, Company Warrants and Original Warrants for each of the investors was as follows: Investor Convertible Notes Company Warrants Original Warrants JMCM Holdings LLC $ 9,691,730 $ 1,023,044 $ 6,005,975 SherpaVentures Fund II, LP 5,127,490 276,596 — Founders: Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 2,000,000 108,292 — Adam London 1,000,000 54,146 — Total Convertible Notes and Warrants $ 17,819,220 $ 1,462,078 $ 6,005,975
[5]	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[6]	Investor is a related party. SherpaVentures Fund II, LP (“ACME II) is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp, trustee of the Chris Kemp Living Trust dated February 10, 2021 (the “Kemp Trust”), is the Company Chairman and Chief Executive Officer (“CEO”). Adam London is the Chief Technology Officer (“CTO”) and a director of the Company.
[7]	Investor is a related party. SherpaVentures Fund II, LP is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp is the Company Chairman and CEO. Adam London is the CTO and a director of the Company.